Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 18, 2017
Registrant Name	dei_EntityRegistrantName	FIDELITY SCHOOL STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000215829
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2017
Prospectus Date	rr_ProspectusDate	Jul. 19, 2017